SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED (Details) - USD ($)		9 Months Ended					12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income		$ 2,314,740		$ 6,040,394
Less: net income attributable to non-controlling interest		(62,407)		346,503
Net income attributable to shareholders		$ 2,377,147		$ 5,693,891
Weighted average number of ordinary shares, basic		53,569,358	[1]	50,000,000	[1]	150,146,187
Weighted average number of ordinary shares, diluted		53,569,358	[1]	50,000,000	[1]	150,146,187
Net income attributable to shareholders per share basic		$ 0.04		$ 0.11
Net income attributable to shareholders per share diluted		$ 0.04		$ 0.11
Gamehaus Inc [Member]
Net income							$ 8,590,761	$ 4,094,161
Less: net income attributable to non-controlling interest							342,339	304,348
Net income attributable to shareholders							$ 8,248,422	$ 3,789,813
Weighted average number of ordinary shares, basic							150,146,187	150,146,187
Weighted average number of ordinary shares, diluted							150,146,187	150,146,187
Net income attributable to shareholders per share basic							$ 0.05	$ 0.03
Net income attributable to shareholders per share diluted							$ 0.05	$ 0.03
Weighted average number of ordinary shares							75,409,060	75,409,060
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method	[2]						74,737,127	74,737,127

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.
[2]	On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of Preferred Shares under the Memorandum and Articles of the Company.